CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Cash flows from operating activities:
Net income			$ 69,489,294	$ 62,413,011	$ 38,976,374
Adjustments to reconcile net income to net cash used in operating activities:
Change in fair value of warrant liabilities	$ 2,723,333
Net change in operating assets and liabilities:
Net cash flows provided by operating activities	23,051,836	$ 10,507,683	34,616,722	58,318,036	71,781,702
Cash Flows from Investing Activities
Net cash flows provided by (used in) investing activities	6,871	(68,295)	(206,877)	(394,054)	(785,294)
Cash Flows from Financing Activities:
Proceeds from other affiliate debt	136,773	2,154,624	10,851,187	10,025,865	13,259,394
Offering costs paid	(12,134,293)
Net cash flows provided by (used in) financing activities	75,613,874	(25,468,277)	(73,675,897)	(35,598,882)	(51,419,649)
Net change in cash and cash equivalents	98,672,581	(15,028,889)
Cash and cash equivalents, beginning of year	12,238,835	51,504,887	51,504,887	29,179,787	9,603,028
Cash and cash equivalents, end of year	110,911,416	36,475,998	12,238,835	51,504,887	29,179,787
DiamondHead Holdings Corp.
Cash flows from operating activities:
Net income			7,073,315	2,708,241
Adjustments to reconcile net income to net cash used in operating activities:
Change in fair value of warrant liabilities			(7,263,330)	(4,367,500)
Financing costs - derivative warrant liabilities				449,070
Income from investments held in Trust Account			(5,049,912)	(20,717)
Gain from settlement of deferred underwriting commissions on public warrants			(271,688)
Net change in operating assets and liabilities:
Prepaid expenses			220,059	(240,075)
Accounts payable			45,912	53,667
Accrued expenses			3,610,287	(86,250)
Franchise tax payable			(114,645)	113,477
Income tax payable			481,430
Accrued interest			4,110
Net cash flows provided by operating activities			(1,264,462)	(1,390,087)
Cash Flows from Investing Activities
Cash deposited in Trust Account				(345,000,000)
Interest released from Trust Account for payment of income taxes			918,543
Net cash flows provided by (used in) investing activities			918,543	(345,000,000)
Cash Flows from Financing Activities:
Proceeds from other affiliate debt			200,000
Repayment of note payable				(130,000)
Proceeds received from initial public offering, gross				345,000,000
Proceeds received from private placement				8,900,000
Offering costs paid			(70,000)	(7,143,422)
Net cash flows provided by (used in) financing activities			130,000	346,626,578
Net change in cash and cash equivalents			(215,919)	236,491
Cash and cash equivalents, beginning of year	$ 36,682	$ 252,601	252,601	16,110
Cash and cash equivalents, end of year			36,682	252,601	$ 16,110
Supplemental disclosure of noncash financing activities:
Remeasurement of Class A common stock subject to possible redemption			3,586,031
Offering costs included in accrued expenses				70,000
Deferred underwriting commissions				$ 12,075,000
Supplemental cash flow information:
Income taxes paid			$ 502,000